Financial Instruments (Schedule of Company's Exposure to Linkage and Foreign Currency Risk) (Details) € in Thousands, $ in Thousands		Dec. 31, 2022 EUR (€)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Current assets:
Cash and cash equivalents		€ 46,458		$ 49,547	€ 41,229		$ 43,971	€ 66,845	€ 44,509
Marketable securities	[1]	2,836			1,946
Short Term Deposits		0		0	28,410
Restricted cash		900			1,000
Asset from concession project		1,799		1,919	1,784
Trade and other receivables		12,682		13,525	9,487
Non-current assets:
Investments in equity accounted investees		30,029		32,026	34,029
Advances on account of investments in process		2,328		2,483	1,554
Asset from concession project		24,795			26,909
Fixed assets		365,756		390,077	340,897	[2]
Right of use asset		30,020		32,016	23,367
Concession intangible asset		4,094		4,366	4,762
Restricted cash long-term		20,192		21,535	15,630
Deferred tax		23,510		25,073	12,952
Other assets		9,270		9,886	5,388
Derivatives		1,488		1,587	2,635
Current liabilities
Current maturities of long term bank loans		(12,815)			(126,180)
Current maturities of long term loans		(10,000)			(16,401)
Short-term debentures		(18,714)		(19,958)	(19,806)
Trade payables		(4,504)		(4,803)	(2,904)
Accrued expenses and other payables		(11,207)		(11,952)	(20,806)
Derivatives ST		(33,183)		(35,390)	(14,783)
Lease liability		(745)		(795)	(4,329)
Non-current liabilities:
Lease liability		(22,005)		(23,468)	(15,800)
Liabilities to banks		(229,466)			(39,093)
Other long-term loans		(21,582)		(23,017)	(37,221)
Long-term debentures		(91,714)		(97,813)	(117,493)
Deferred tax		(6,770)		(7,220)	(9,044)	[2]
Derivatives		(28,354)		(30,239)	(10,107)
Other long-term liabilities		(2,021)		(2,155)	(3,905)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		83,077		$ 88,602	114,107		$ 121,697	€ 125,026	€ 107,566
Non-Monetary [Member]
Current assets:
Cash and cash equivalents		0			0
Marketable securities		0			0
Short Term Deposits					0
Restricted cash		0			0
Asset from concession project		0			0
Trade and other receivables		2,174			1,020
Non-current assets:
Investments in equity accounted investees		23,976			25,534
Advances on account of investments in process		2,328			1,554
Asset from concession project		0			0
Fixed assets		365,756			340,897	[3]
Right of use asset		30,020			23,367
Concession intangible asset		4,094			4,762
Restricted cash long-term		0			0
Deferred tax		23,510			12,952
Other assets		7,840			1,928
Derivatives		0			0
Current liabilities
Current maturities of long term bank loans		0			0
Current maturities of long term loans		0			0
Short-term debentures		0			0
Trade payables		0			0
Accrued expenses and other payables		0			0
Derivatives ST		0			0
Lease liability		0			0
Non-current liabilities:
Lease liability		0			0
Liabilities to banks		0			0
Other long-term loans		0			0
Long-term debentures		0			0
Deferred tax		(6,770)			(9,044)	[3]
Derivatives		0			0
Other long-term liabilities		0			0
Total exposure in statement of financial position in respect of financial assets and financial liabilities		452,928			402,970
NIS [Member]
Current assets:
Cash and cash equivalents		30,359	[4]		30,405	[5]
Marketable securities		0	[4]		0	[5]
Short Term Deposits	[5]				28,410
Restricted cash		0	[4]		0	[5]
Asset from concession project		1,799	[4]		1,784	[5]
Trade and other receivables	[4]	4,694			739	[5]
Non-current assets:
Investments in equity accounted investees		6,053	[4]		8,495	[5]
Advances on account of investments in process		0	[4]		0	[5]
Asset from concession project		24,795	[4]		26,909	[5]
Fixed assets		0	[4]		0	[5]
Right of use asset		0	[4]		0	[5]
Concession intangible asset		0	[4]		0	[5]
Restricted cash long-term		5,607	[4]		6,630	[5]
Deferred tax		0	[4]		0	[5]
Other assets		1,171	[4]		1,272	[5]
Derivatives		0	[4]		0	[5]
Current liabilities
Current maturities of long term bank loans		(2,091)	[4]		(2,024)	[5]
Current maturities of long term loans		0	[4]		0	[5]
Short-term debentures		(18,714)	[4]		(19,806)	[5]
Trade payables		(123)	[4]		(218)	[5]
Accrued expenses and other payables		(6,107)	[4]		(6,882)	[5]
Derivatives ST		0	[4]		0	[5]
Lease liability		(193)	[4]		(3,782)	[5]
Non-current liabilities:
Lease liability		(4,740)	[4]		(5,154)	[5]
Liabilities to banks		(13,495)	[4]		(15,803)	[5]
Other long-term loans		(7,538)	[4]		(6,898)	[5]
Long-term debentures		(91,714)	[4]		(117,493)	[5]
Deferred tax		0	[4]		0	[5]
Derivatives		0	[4]		0	[5]
Other long-term liabilities		(2,021)	[4]		(3,905)	[5]
Total exposure in statement of financial position in respect of financial assets and financial liabilities		(72,258)	[4]		(77,321)	[5]
Unlinked Member
Current assets:
Cash and cash equivalents		55			1,090
Marketable securities		2,836			1,946
Short Term Deposits					0
Restricted cash		0			0
Asset from concession project		0			0
Trade and other receivables		16			0
Non-current assets:
Investments in equity accounted investees		0			0
Advances on account of investments in process		0			0
Asset from concession project		0			0
Fixed assets		0			0
Right of use asset		0			0
Concession intangible asset		0			0
Restricted cash long-term		0			0
Deferred tax		0			0
Other assets		0			0
Derivatives		0			0
Current liabilities
Current maturities of long term bank loans		0			0
Current maturities of long term loans		0			0
Short-term debentures		0			0
Trade payables		0			0
Accrued expenses and other payables		0			(527)
Derivatives ST		0			0
Lease liability		0			0
Non-current liabilities:
Lease liability		0			0
Liabilities to banks		0			0
Other long-term loans		0			0
Long-term debentures		0			0
Deferred tax		0			0
Derivatives		0			0
Other long-term liabilities		0			0
Total exposure in statement of financial position in respect of financial assets and financial liabilities		2,907			2,509
Euro [Member]
Current assets:
Cash and cash equivalents		16,044			9,734
Marketable securities		0			0
Short Term Deposits					0
Restricted cash		900			1,000
Asset from concession project		0			0
Trade and other receivables		5,798			7,728
Non-current assets:
Investments in equity accounted investees		0			0
Advances on account of investments in process		0			0
Asset from concession project		0			0
Fixed assets		0			0
Right of use asset		0			0
Concession intangible asset		0			0
Restricted cash long-term		14,585			9,000
Deferred tax		0			0
Other assets		259			2,188
Derivatives		1,488			2,635
Current liabilities
Current maturities of long term bank loans		(10,724)			(124,156)
Current maturities of long term loans		(10,000)			(16,401)
Short-term debentures		0			0
Trade payables		(4,381)			(2,686)
Accrued expenses and other payables		(5,100)			(13,397)
Derivatives ST		(33,183)			(14,783)
Lease liability		(552)			(547)
Non-current liabilities:
Lease liability		(17,265)			(10,646)
Liabilities to banks		(215,971)			(23,290)
Other long-term loans		(14,044)			(30,323)
Long-term debentures		0			0
Deferred tax		0			0
Derivatives		(28,354)			(10,107)
Other long-term liabilities		0			0
Total exposure in statement of financial position in respect of financial assets and financial liabilities		€ (300,500)			€ (214,051)

[1]	The Company invested in a traded corporate bond with a coupon rate of 3.255% and in a traded US treasury bill with a coupon rate of 1.375%.
[2]	Restated following application of an amendment to IAS 16 - see Note 2C.
[3]	Restated following application of an amendment to IAS 16 - see Note 2C.
[4]	Including items linked to the Israeli CPI
[5]	Including items linked to Israeli CPI